Cover Page	Nov. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	Umpqua Holdings Corporation
Entity Incorporation, State or Country Code	OR
Entity File Number	001-34624
Entity Tax Identification Number	93-1261319
Entity Address, Address Line One	One SW Columbia Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97258
City Area Code	503
Local Phone Number	727-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	UMPQ
Security Exchange Name	NASDAQ
Entity Central Index Key	0001077771
Amendment Flag	false